o     FSS1 SA-4
o     FSS1 SAA-1
                      SUPPLEMENT DATED FEBRUARY 16, 2000
                 TO THE STATEMENT OF ADDITIONAL INFORMATION OF
                           FRANKLIN STRATEGIC SERIES
  (FSS1 SAI - FRANKLIN AGGRESSIVE GROWTH, BLUE CHIP, CALIFORNIA GROWTH, LARGE
    CAP GROWTH, MIDCAP GROWTH AND SMALL CAP GROWTH FUNDS - CLASS A, B & C)
              DATED SEPTEMBER 1, 1999, AS AMENDED JANUARY 1, 2000
 (FSS1 SAIA - FRANKLIN AGGRESSIVE GROWTH, BLUE CHIP, CALIFORNIA GROWTH, LARGE
     CAP GROWTH, MIDCAP GROWTH AND SMALL CAP GROWTH FUNDS - ADVISOR CLASS)
                            DATED SEPTEMBER 1, 1999

The Board of Trustees has approved: (1) changing the name of the Franklin Small Cap Growth Fund to the Franklin Small Cap Growth Fund I, effective
May 1, 2000; and (2) closing Class A shares of the Franklin Small Cap Growth Fund to most new investors. Class C shares, however, will continue to be available to all eligible investors. After the close of business on April 30, 2000, Class A shares of the Small Cap Fund will ONLY be available to the following investors:

o CURRENT SHAREHOLDERS: All shareholders of record of the Small Cap Fund as of the close of business on April 30, 2000, may buy shares in accounts existing on that date, subject to their applicable minimum additional investment amount; or buy additional shares through the reinvestment of dividend or capital gain distributions.

o     RETIREMENT PLANS:  Current and new investors in retirement plans.

o     WRAP PROGRAMS:  Current and new investors in wrap programs.

In addition, the following investor services for Class A shareholders will be affected:

o SELLING SHARES: While you can sell your shares at any time, please keep in mind that if you sell all the shares in your account, your account will be closed and you will not be able to buy additional fund shares or to reopen your account.

o SYSTEMATIC WITHDRAWAL PLANS: While these plans will continue without interruption, please keep in mind that if a systematic withdrawal plan exhausts the shares in your account, your account will be closed and you will not be able to buy additional fund shares or to reopen your account.

o EXCHANGE PRIVILEGE: After the close of business on April 30, 2000, exchanges into Class A shares of the fund from other Franklin Templeton Funds will be accepted only for investors who qualify to invest in Class A shares of the fund after April 30, 2000, as described above.

The board reserves the right to modify these services and restrictions at any time. If you have questions, please call Franklin Templeton Investor Services at 1-800/632-2301.

               Please keep this supplement for future reference.